PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

12.        PROPERTY, PLANT AND EQUIPMENT

	Land	Building	Leasehold improvements	Production & development equipment	Computer hardware	Computer software	Office equipment	Total
COST
Balance at January 1, 2015	$178,734	$1,741,422	$35,428	$1,318,982	$457,713	$297,553	$304,226	$4,334,058
Additions during the year	253,198	805,810	93,361	833,690	52,914	80,455	23,700	2,143,128
Cumulative translation adjustment	(57,166)	(346,428)	(10,780)	(281,957)	(79,537)	(51,650)	(51,681)	(879,199)

Balance at December 31,2015	$374,766	$2,200,804	$118,009	$1,870,715	$431,090	$326,358	$276,245	$5,597,987

Additions during the year	—	89,263	—	409,899	28,765	128,243	—	656,170
Disposals during the year	(157,791)	(1,994,191)	(84,808)	(964,018)	(45,641)	(41,724)	—	(3,288,173)
Cumulative translation adjustment	14,926	111,679	5,447	71,521	14,933	12,265	8,526	239,297

Balance as at December 31, 2016	$231,901	$407,555	$38,648	$1,388,117	$429,147	$425,142	$284,771	$3,205,281

Additions during the period	—	—	127,181	146,388	77,518	145,424	9,156	505,667
Cumulative translation adjustment	17,592	30,916	4,109	115,223	37,257	41,707	22,158	268,962

Balance as at December 31, 2017	$249,493	$438,471	$169,938	$1,649,728	$543,922	$612,273	$316,085	$3,979,910

ACCUMULATED DEPRECIATION
Balance at January 1, 2015	$—	$343,295	$958	$694,265	$222,154	$279,427	$140,688	$1,680,787
Depreciation for the year	—	51,010	34,119	270,231	78,158	36,817	33,374	503,709
Cumulative translation adjustment		(59,066)	(2,062)	(130,469)	(42,706)	(47,318)	(25,444)	(307,065)

Balance at December 31, 2015	$—	$335,239	$33,015	$834,027	$257,606	$268,926	$148,618	$1,877,431

Depreciation for the year	—	77,205	50,101	402,426	61,645	137,682	26,675	755,734
Disposals during the year	—	(395,674)	(57,933)	(584,186)	(29,746)	(14,779)	—	(1,082,318)
Cumulative translation adjustment	—	18,130	1,567	31,536	7,694	5,647	4,225	68,799

Balance at December 31, 2016	$—	$34,900	$26,750	$683,803	$297,199	$397,476	$179,518	$1,619,646

Depreciation for the period	—	15,484	35,702	254,794	64,166	140,652	23,747	534,545
Cumulative translation adjustment	—	3,179	3,964	60,347	24,730	33,889	14,429	140,538

Balance as at December 31, 2017	$—	$53,563	$66,416	$998,944	$386,095	$572,018	$217,694	$2,294,729

CARRYING AMOUNTS
As at December 31, 2015	$374,766	$1,865,565	$84,994	$1,036,688	$173,484	$57,432	$127,627	$3,720,556

As at December 31, 2016	$231,901	$372,655	$11,898	$704,314	$131,948	$27,666	$105,253	$1,585,635

As at December 31, 2017	$249,493	$384,908	$103,522	$650,784	$157,827	$40,256	$98,391	$1,685,181